Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total cost	$ 3,860	$ 2,239
Total accumulated depreciation	1,330	758
Depreciated cost	2,530	1,481
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,891	1,256
Total accumulated depreciation	960	588
Computers [Member]
Property, Plant and Equipment [Line Items]
Total cost	256	169
Total accumulated depreciation	138	87
Office furniture & equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	192	102
Total accumulated depreciation	15	5
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,521	712
Total accumulated depreciation	$ 217	$ 78